Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	May 2013
Payment Date	6/17/2013
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,214,319.51

Principal:
Principal Collections	$20,953,002.88
Prepayments in Full	$13,167,494.89
Liquidation Proceeds	$708,436.14
Recoveries	$13,871.08
Sub Total	$34,842,804.99
Collections	$38,057,124.50

Purchase Amounts:
Purchase Amounts Related to Principal	$383,656.86
Purchase Amounts Related to Interest	$1,639.24
Sub Total	$385,296.10

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,442,420.60

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	May 2013
Payment Date	6/17/2013
Transaction Month	17
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$38,442,420.60
Servicing Fee	$728,584.25	$728,584.25	$0.00	$0.00	$37,713,836.35
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,713,836.35
Interest - Class A-2 Notes	$11,347.35	$11,347.35	$0.00	$0.00	$37,702,489.00
Interest - Class A-3 Notes	$383,460.00	$383,460.00	$0.00	$0.00	$37,319,029.00
Interest - Class A-4 Notes	$150,611.67	$150,611.67	$0.00	$0.00	$37,168,417.33
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,168,417.33
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$37,094,220.00
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,094,220.00
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$37,031,080.00
Third Priority Principal Payment	$2,257,861.68	$2,257,861.68	$0.00	$0.00	$34,773,218.32
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$34,695,871.82
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,695,871.82
Regular Principal Payment	$31,570,000.00	$31,570,000.00	$0.00	$0.00	$3,125,871.82
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,125,871.82
Residuel Released to Depositor	$0.00	$3,125,871.82	$0.00	$0.00	$0.00
Total		$38,442,420.60

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$2,257,861.68
Regular Principal Payment					$31,570,000.00
Total					$33,827,861.68
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$21,962,608.77	$48.32	$11,347.35	$0.02	$21,973,956.12	$48.34
Class A-3 Notes	$11,865,252.91	$21.66	$383,460.00	$0.70	$12,248,712.91	$22.36
Class A-4 Notes	$0.00	$0.00	$150,611.67	$0.96	$150,611.67	$0.96
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$33,827,861.68	$21.01	$760,102.85	$0.47	$34,587,964.53	$21.48

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	May 2013
Payment Date	6/17/2013
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$21,962,608.77	0.0483226	$0.00	0.0000000
Class A-3 Notes	$547,800,000.00	1.0000000	$535,934,747.09	0.9783402
Class A-4 Notes	$157,160,000.00	1.0000000	$157,160,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$837,422,608.77	0.5200220	$803,594,747.09	0.4990156

Pool Information
Weighted Average APR	4.362%	4.356%
Weighted Average Remaining Term	44.80	43.92
Number of Receivables Outstanding	44,974	43,950
Pool Balance	$874,301,096.92	$838,846,608.88
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$837,422,608.77	$803,594,747.09
Pool Factor	0.5308361	0.5093097

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$35,251,861.79
Targeted Overcollateralization Amount	$35,251,861.79
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$35,251,861.79

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	May 2013
Payment Date	6/17/2013
Transaction Month	17

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		141	$241,897.27
(Recoveries)		70	$13,871.08
Net Losses for Current Collection Period			$228,026.19
Cumulative Net Losses Last Collection Period			$4,761,012.45
Cumulative Net Losses for all Collection Periods			$4,989,038.64

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.31%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.49%	584	$12,516,175.10
61-90 Days Delinquent	0.14%	58	$1,134,726.60
91-120 Days Delinquent	0.06%	22	$536,036.58
Over 120 Days Delinquent	0.09%	36	$788,939.70
Total Delinquent Receivables	1.79%	700	$14,975,877.98

Repossession Inventory:
Repossessed in the Current Collection Period		33	$692,915.85
Total Repossessed Inventory		41	$898,254.64

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3989%
Preceding Collection Period			0.6024%
Current Collection Period			0.3194%
Three Month Average			0.4402%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1951%
Preceding Collection Period			0.2446%
Current Collection Period			0.2639%
Three Month Average			0.2346%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer